Annual Total Returns [BarChart] - Longleaf Partners Fund - Longleaf Partners Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	(2.85%)
Annual Return 2012	16.53%
Annual Return 2013	32.12%
Annual Return 2014	4.92%
Annual Return 2015	(18.80%)
Annual Return 2016	20.72%
Annual Return 2017	15.51%
Annual Return 2018	(17.98%)
Annual Return 2019	14.81%
Annual Return 2020	10.53%